INCOME TAXES - Disclosure of Non-Capital Losses (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Non Capital Losses By Year Of Origin [Line Items]
Tax loss carry forwards	$ 25,434,908	$ 15,824,263
2012 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2032
Tax loss carry forwards	$ 30,713
2013 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2033
Tax loss carry forwards	$ 127,913
2014 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2034
Tax loss carry forwards	$ 46,501
2015 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2035
Tax loss carry forwards	$ 75,044
2016 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2036
Tax loss carry forwards	$ 103,332
2017 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2037
Tax loss carry forwards	$ 177,009
2018 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2038
Tax loss carry forwards	$ 347,092
2019 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2039
Tax loss carry forwards	$ 457,633
2020 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2040
Tax loss carry forwards	$ 533,468
2021 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2041
Tax loss carry forwards	$ 902,646
2022 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2042
Tax loss carry forwards	$ 3,090,215
2023 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2043
Tax loss carry forwards	$ 4,313,207
2024 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2044
Tax loss carry forwards	$ 6,496,505
2025 [Member]
Non Capital Losses By Year Of Origin [Line Items]
Year of Expiry	2045
Tax loss carry forwards	$ 8,733,630